Equity Method Investments (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 26, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 09, 2023
Equity Method Investment [Line Items]
Equity method investments, net					$ 10,636,544
Purchased interests				20,666,667
Cash		$ 775,995		109,091	2,658,182
Preferred stock, value
Cost of investment						$ 19,460,000
Amortization expense		563,000		2,158,167
Loss from equity method investment			392,677	392,677	(846,588)
Distribution of earnings				1,745,000
Intangible assets					8,725,712
Goodwill		$ 12,808,197		$ 12,808,197
Customer Relationships [Member]
Equity Method Investment [Line Items]
Estimated useful life				15 years
Series B Stated Value [Member]
Equity Method Investment [Line Items]
Equity method investment payable				$ 666,667
Laboratory Services MSO [Member]
Equity Method Investment [Line Items]
Ownership percentage	40.00%			40.00%
Cash				$ 9,000,000
Amortization expense	$ 111,156				666,932
Impairment loss					259,579
Loss from equity method investment	503,833				79,923
Distribution of earnings	0				611,888
Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net	$ 11,000,000
Preferred stock, value					$ 11,000,000
Issuance shares (in Shares)				0	11,000
Conversion price per share (in Dollars per share)				$ 56.7
Series B Convertible Preferred Stock [Member]
Equity Method Investment [Line Items]
Equity method investments, net			$ 11,029,221
Preferred stock, value				$ 1,000
Conversion price per share (in Dollars per share)				$ 56.7
Aggregate of common stock (in Shares)				194,004
Avalon Lab [Member]
Equity Method Investment [Line Items]
Total ownership percentage	40.00%
Avalon Lab [Member] | Series B Preferred Stock [Member]
Equity Method Investment [Line Items]
Preferred stock, value				$ 11,000,000
Issuance shares (in Shares)				11,000
Avalon Lab [Member] | Series B Stated Value [Member]
Equity Method Investment [Line Items]
Preferred stock, value				$ 1,000
Unrelated Company [Member]
Equity Method Investment [Line Items]
Total ownership percentage	60.00%